Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Convertible redeemable non-controlling interests
Schedule of convertible redeemable non-controlling interests activities

The convertible redeemable non-controlling interests for the years ended December 31, 2017 and 2018 are summarized below:

	Number of shares	Amount
		RMB
Balance as of December 31, 2017	—	—
Issuance	1,004,000,000	15,973,564
Less: preferred shares issuance costs		(14,772)
Net income from continuing operations attributable to mezzanine classified non-controlling interests shareholders		2,492
Balance as of December 31, 2018	1,004,000,000	15,961,284